Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per the SEC disclosure rules, and certain measures of Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how our compensation committee makes its decisions. CAP represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the named executive officers’ (“NEO”) realized or earned compensation, as well as from the way in which the compensation committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied. As permitted under the rules applicable to Smaller Reporting Companies, we are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation
S-K.

							Year-end Value of $100 Invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Stephen Dilly PEO (Current) ($) (1)(3)	Summary Compensation Table Total for John J. Nicols PEO (Former) ($) (2)	Compensation Actually Paid for Stephen Dilly PEO (Current) ($) (1)(3)(4)	Compensation Actually Paid for John J. Nicols PEO (Former) ($) (2)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(5)	Average Compensation Actually Paid for Non-PEO NEOs ($) (3)(4)	CDXS Total Shareholder Return ($)	Net Income ($)
2023	3,122,215	N/A	1,226,537	N/A	1,935,536	1,010,396	19	(76,240,000)
2022	5,893,151	3,419,955	3,478,533	(3,857,296)	1,925,546	879,422	29	(33,592,000)
2021	N/A	3,438,179	N/A	6,518,157	1,264,192	2,093,766	196	(21,279,000)
2020	N/A	2,960,857	N/A	3,592,089	833,528	1,569,978	137	(24,010,000)

(1)	Stephen Dilly has served as President and Chief Executive Officer of the Company since August 2022.
(2)	John J. Nicols served as President and Chief Executive Officer of the Company from June 2012 until his retirement in August 2022.
(3)	The dollar amounts reported for 2022 for the current PEO and non-PEOs have been updated since last year’s disclosure to reflect an alignment to the Summary Compensation Table totals disclosed above.
(4)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546	3,438,179	1,264,192	2,960,857	833,528
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)	(2,109,577)	(596,882)	(1,795,800)	(228,565)
Year-end fair value of unvested awards granted in the current year	891,993	553,478	3,127,949	—	978,796	3,900,233	951,834	2,968,985	872,284
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(702,398)	(186,253)	(158,808)	—	(250,128)	1,262,770	426,740	559,924	118,975

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)	26,552	47,882	(1,101,877)	(26,244)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(2,547,383)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)	3,079,978	829,574	631,232	736,450

Compensation Actually Paid (as calculated)	1,226,537	1,010,396	3,478,533	(3,857,296)	879,422	6,518,157	2,093,766	3,592,089	1,569,978

(5)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Sriram Ryali and Kevin Norrett
2022: Ross Taylor, Kevin Norrett, and Margaret Nell Fitzgerald
2021: Ross Taylor
2020: Ross Taylor

(6)	Cumulative TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2019, and the reinvestment of all dividends are assumed.

Named Executive Officers, Footnote
(5)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Sriram Ryali and Kevin Norrett
2022: Ross Taylor, Kevin Norrett, and Margaret Nell Fitzgerald
2021: Ross Taylor
2020: Ross Taylor

Adjustment To PEO Compensation, Footnote
(4)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546	3,438,179	1,264,192	2,960,857	833,528
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)	(2,109,577)	(596,882)	(1,795,800)	(228,565)
Year-end fair value of unvested awards granted in the current year	891,993	553,478	3,127,949	—	978,796	3,900,233	951,834	2,968,985	872,284
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(702,398)	(186,253)	(158,808)	—	(250,128)	1,262,770	426,740	559,924	118,975

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)	26,552	47,882	(1,101,877)	(26,244)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(2,547,383)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)	3,079,978	829,574	631,232	736,450

Compensation Actually Paid (as calculated)	1,226,537	1,010,396	3,478,533	(3,857,296)	879,422	6,518,157	2,093,766	3,592,089	1,569,978

Non-PEO NEO Average Total Compensation Amount			$ 1,935,536	$ 1,925,546	$ 1,264,192	$ 833,528
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,010,396	879,422	2,093,766	1,569,978
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546	3,438,179	1,264,192	2,960,857	833,528
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)	(2,109,577)	(596,882)	(1,795,800)	(228,565)
Year-end fair value of unvested awards granted in the current year	891,993	553,478	3,127,949	—	978,796	3,900,233	951,834	2,968,985	872,284
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(702,398)	(186,253)	(158,808)	—	(250,128)	1,262,770	426,740	559,924	118,975

	2023		2022			2021		2020
	Dilly, Stephen ($)	Average Non- PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)	Nicols, John J. ($)	Average Non- PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)	26,552	47,882	(1,101,877)	(26,244)
Forfeitures during current year equal to prior year-end fair value	—	—	—	(2,547,383)	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)	3,079,978	829,574	631,232	736,450

Compensation Actually Paid (as calculated)	1,226,537	1,010,396	3,478,533	(3,857,296)	879,422	6,518,157	2,093,766	3,592,089	1,569,978

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Tabular List, Table
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

•	the Company’s cumulative TSR; and

•	the Company’s Net Income

Total Shareholder Return Amount			$ 19	29	196	137
Net Income (Loss)			$ (76,240,000)	(33,592,000)	(21,279,000)	(24,010,000)
Measure:: 1
Pay vs Performance Disclosure
Name			the Company’s cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			the Company’s Net Income
Stephen Dilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,122,215	5,893,151
PEO Actually Paid Compensation Amount			$ 1,226,537	3,478,533
PEO Name	Stephen Dilly		Stephen Dilly
John J. Nicols [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,419,955	3,438,179	2,960,857
PEO Actually Paid Compensation Amount				(3,857,296)	$ 6,518,157	$ 3,592,089
PEO Name		John J. Nicols			John J. Nicols	John J. Nicols
PEO | Stephen Dilly [Member] | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,756,598)	(5,139,542)
PEO | Stephen Dilly [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			891,993	3,127,949
PEO | Stephen Dilly [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(702,398)	(158,808)
PEO | Stephen Dilly [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stephen Dilly [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(328,675)	(244,217)
PEO | Stephen Dilly [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stephen Dilly [Member] | Dividends or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stephen Dilly [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,895,678)	(2,414,618)
PEO | John J. Nicols [Member] | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,521,160)	$ (2,109,577)	$ (1,795,800)
PEO | John J. Nicols [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	3,900,233	2,968,985
PEO | John J. Nicols [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,262,770	559,924
PEO | John J. Nicols [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | John J. Nicols [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,208,709)	26,552	(1,101,877)
PEO | John J. Nicols [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,547,383)	0	0
PEO | John J. Nicols [Member] | Dividends or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | John J. Nicols [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,277,252)	3,079,978	631,232
Non-PEO NEO | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,180,531)	(1,563,421)	(596,882)	(228,565)
Non-PEO NEO | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			553,478	978,796	951,834	872,284
Non-PEO NEO | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,253)	(250,128)	426,740	118,975
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Difference In Fair Values Between Prior Year End Fair Values And Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(111,834)	(211,371)	47,882	(26,244)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (925,140)	$ (1,046,124)	$ 829,574	$ 736,450